Revenue from Contract with Customers (Disaggregated Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 2,727,912	$ 2,826,573	$ 2,507,661
Operating Leases, Income Statement, Lease Revenue		88,304
Operating Leases, Income Statement, Lease Revenue	101,072
Unrealized Gain (Loss) on Derivatives	(72,562)	85,011
Revenue from Related Parties	21,190	20,365
Revenue from Contract with Customer, Excluding Assessed Tax	2,678,212	2,632,893
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,970,630	1,878,988	1,731,775
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	736,092	927,220	758,206
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	21,190	20,365	17,680
Transferred over Time [Member] | Transportation [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,122,176	1,086,956
Transferred over Time [Member] | Terminalling [Member]
Disaggregation of Revenue [Line Items]
Revenues	202,830	189,013
Transferred over Time [Member] | Storage [Member]
Disaggregation of Revenue [Line Items]
Revenues	376,121	352,442
Transferred over Time [Member] | Ancillary Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	168,431	162,273
Transferred over Time [Member] | Lease Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	101,072	88,304
Transferred over Time [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,970,630	1,878,988
Transferred at Point in Time [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	736,092	927,220
Operating Segments [Member] | Refined Products Segment [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,070,213	2,202,602	1,987,895
Operating Leases, Income Statement, Lease Revenue		27,706
Operating Leases, Income Statement, Lease Revenue	27,889
Unrealized Gain (Loss) on Derivatives	(69,538)	85,643
Revenue from Related Parties	6,719	5,533
Revenue from Contract with Customer, Excluding Assessed Tax	2,105,143	2,083,720
Operating Segments [Member] | Refined Products Segment [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,355,682	1,316,616	1,261,012
Operating Segments [Member] | Refined Products Segment [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	707,812	880,453	723,153
Operating Segments [Member] | Refined Products Segment [Member] | Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	6,719	5,533	3,730
Operating Segments [Member] | Refined Products Segment [Member] | Transferred over Time [Member] | Transportation [Member]
Disaggregation of Revenue [Line Items]
Revenues	778,394	749,266
Operating Segments [Member] | Refined Products Segment [Member] | Transferred over Time [Member] | Terminalling [Member]
Disaggregation of Revenue [Line Items]
Revenues	185,008	182,648
Operating Segments [Member] | Refined Products Segment [Member] | Transferred over Time [Member] | Storage [Member]
Disaggregation of Revenue [Line Items]
Revenues	224,336	220,874
Operating Segments [Member] | Refined Products Segment [Member] | Transferred over Time [Member] | Ancillary Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	140,055	136,122
Operating Segments [Member] | Refined Products Segment [Member] | Transferred over Time [Member] | Lease Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	27,889	27,706
Operating Segments [Member] | Refined Products Segment [Member] | Transferred over Time [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,355,682	1,316,616
Operating Segments [Member] | Refined Products Segment [Member] | Transferred at Point in Time [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	707,812	880,453
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member]
Disaggregation of Revenue [Line Items]
Revenues	663,116	627,662	523,169
Operating Leases, Income Statement, Lease Revenue		60,598
Operating Leases, Income Statement, Lease Revenue	73,183
Unrealized Gain (Loss) on Derivatives	(3,024)	(632)
Revenue from Related Parties	14,471	14,832
Revenue from Contract with Customer, Excluding Assessed Tax	578,486	552,864
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	620,365	566,063	474,166
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	28,280	46,767	35,053
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,471	14,832	13,950
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Transferred over Time [Member] | Transportation [Member]
Disaggregation of Revenue [Line Items]
Revenues	343,782	337,690
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Transferred over Time [Member] | Terminalling [Member]
Disaggregation of Revenue [Line Items]
Revenues	17,822	6,365
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Transferred over Time [Member] | Storage [Member]
Disaggregation of Revenue [Line Items]
Revenues	157,202	135,259
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Transferred over Time [Member] | Ancillary Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	28,376	26,151
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Transferred over Time [Member] | Lease Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	73,183	60,598
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Transferred over Time [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	620,365	566,063
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member] | Transferred at Point in Time [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	28,280	46,767
Intersegment Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenues	(5,417)	(3,691)	(3,403)
Operating Leases, Income Statement, Lease Revenue		0
Operating Leases, Income Statement, Lease Revenue	0
Unrealized Gain (Loss) on Derivatives	0	0
Revenue from Related Parties	0	0
Revenue from Contract with Customer, Excluding Assessed Tax	(5,417)	(3,691)
Intersegment Eliminations [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	(5,417)	(3,691)	(3,403)
Intersegment Eliminations [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Intersegment Eliminations [Member] | Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	0	$ 0
Intersegment Eliminations [Member] | Transferred over Time [Member] | Transportation [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	0
Intersegment Eliminations [Member] | Transferred over Time [Member] | Terminalling [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	0
Intersegment Eliminations [Member] | Transferred over Time [Member] | Storage [Member]
Disaggregation of Revenue [Line Items]
Revenues	(5,417)	(3,691)
Intersegment Eliminations [Member] | Transferred over Time [Member] | Ancillary Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	0
Intersegment Eliminations [Member] | Transferred over Time [Member] | Lease Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	0
Intersegment Eliminations [Member] | Transferred over Time [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	(5,417)	(3,691)
Intersegment Eliminations [Member] | Transferred at Point in Time [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 0